SHARE-BASED COMPENSATION (Details) - Summary of stock-based compensation expense - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
SHARE-BASED COMPENSATION (Details) - Summary of stock-based compensation expense [Line Items]
Share-based compensation expense	$ 1,246	$ 1,422	$ 2,134	$ 3,620
Stock options [Member]
SHARE-BASED COMPENSATION (Details) - Summary of stock-based compensation expense [Line Items]
Share-based compensation expense	278	706	233	1,661
RSUs [Member]
SHARE-BASED COMPENSATION (Details) - Summary of stock-based compensation expense [Line Items]
Share-based compensation expense	637	595	1,226	1,591
Total G&A - Stock options & RSUs [Member]
SHARE-BASED COMPENSATION (Details) - Summary of stock-based compensation expense [Line Items]
Share-based compensation expense	915	1,301	1,459	3,252
Stock options [Member]
SHARE-BASED COMPENSATION (Details) - Summary of stock-based compensation expense [Line Items]
Share-based compensation expense	243	121	587	368
RSUs [Member]
SHARE-BASED COMPENSATION (Details) - Summary of stock-based compensation expense [Line Items]
Share-based compensation expense	88		88
Total R&D - Stock options & RSUs [Member]
SHARE-BASED COMPENSATION (Details) - Summary of stock-based compensation expense [Line Items]
Share-based compensation expense	$ 331	$ 121	$ 675	$ 368